Risk management (Tables)	6 Months Ended
Jun. 30, 2024
Risk management [abstract]
Gross carrying amount per IFRS 9 stage and rating class

Gross carrying amount per IFRS 9 stage and rating class (*) [2]
in € million		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
30 June 2024
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	97,215	1	61				97,276	1
	2-4 (AA)	137,427	6	1,512	1			138,939	7
	5-7 (A)	240,731	19	4,419	7			245,151	25
	8-10 (BBB)	312,399	63	18,634	24			331,033	88
Non-Investment grade	11-13 (BB)	158,219	218	15,684	78			173,903	296
	14-16 (B)	28,681	173	17,843	380			46,523	554
	17 (CCC)	851	15	4,231	201			5,082	216
Substandard grade	18 (CC)			4,617	318			4,617	318
	19 (C)			1,967	179			1,967	179
Non-performing loans	20-22 (D)					13,459	4,432	13,459	4,432
Total		975,522	494	68,969	1,190	13,459	4,432	1,057,950	6,117

Gross carrying amount per IFRS 9 stage and rating class (*)[1,2]
in € million		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
31 December 2023
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	87,071	1	439				87,510	1
	2-4 (AA)	132,159	8	2,553	2			134,711	9
	5-7 (A)	231,018	24	6,188	6			237,206	30
	8-10 (BBB)	302,967	85	17,004	24			319,971	108
Non-Investment grade	11-13 (BB)	157,387	226	19,273	93			176,661	319
	14-16 (B)	26,414	164	19,336	455			45,750	618
	17 (CCC)	617	10	4,125	233			4,742	242
Substandard grade	18 (CC)			4,617	402			4,617	402
	19 (C)			1,919	221			1,919	221
Non-performing loans	20-22 (D)					11,956	3,887	11,956	3,887
Total		937,633	517	75,454	1,435	11,956	3,887	1,025,043	5,839
1 Includes impact from change in accounting policy as disclosed in table "Changes in gross carrying amounts and loan loss provisions"
2 Stage 3 lifetime credit impaired provision includes €7 million (2023: €11 million) on purchased or originated credit impaired

Changes in loan loss provisions and gross carrying amounts

Changes in gross carrying amounts and loan loss provisions (*)[1]
in € million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
30 June 2024	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance as at 1 January 2024	937,633	517	75,454	1,435	11,956	3,887	1,025,043	5,839
Transfer into 12-month ECL (Stage 1)	16,436	21	-16,237	-164	-199	-19		-162
Transfer into lifetime ECL not credit impaired (Stage 2)	-21,990	-32	22,489	291	-498	-65		194
Transfer into lifetime ECL credit impaired (Stage 3)	-1,457	-6	-2,360	-180	3,817	1,002		817
Net remeasurement of loan loss provisions		-72		-88		-3		-163
New financial assets originated or purchased	106,366	117					106,366	118
Financial assets that have been derecognised	-58,961	-45	-6,485	-93	-1,048	-95	-66,495	-232
Net drawdowns and repayments	-2,505		-3,893		-188		-6,585
Changes in models/risk parameters		-2		-15		-2		-19
Increase in loan loss provisions[2]		-19		-247		819		553
Write-offs					-379	-379	-379	-379
Disposals[3]		-1		-2				-3
Recoveries of amounts previously written off						23		23
Foreign exchange and other movements		-3		5		83		85
Closing balance	975,522	494	68,969	1,190	13,459	4,432	1,057,950	6,117
1Stage 3 Lifetime credit impaired provision includes €7 million on Purchased or Originated Credit Impaired.
2The addition to the loan loss provision in Profit or Loss amounts to €559 million of which €553 million relates to IFRS 9 eligible financial instruments and €6 million relates to the adjustments to CHF-indexed mortgages in Poland to reflect the changed expectation in future cash flows.
3Disposals reported relate to asset sales recorded during the first six months in 2024.

Changes in gross carrying amounts and loan loss provisions (*)[1,2]
in € million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)[1]		Total
31 December 2023	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance as at 1 January	885,222	581	70,725	1,679	11,708	3,841	967,655	6,101
Impact of changes in accounting policies	37,078	9	4,704	13	158	73	41,939	95
Adjusted opening balance	922,300	590	75,429	1,692	11,866	3,914	1,009,595	6,196
Transfer into 12-month ECL (Stage 1)	11,832	28	-11,583	-239	-249	-36		-247
Transfer into lifetime ECL not credit impaired (Stage 2)	-29,470	-67	30,185	449	-716	-105		277
Transfer into lifetime ECL credit impaired (Stage 3)	-2,053	-10	-1,775	-115	3,828	978		853
Net remeasurement of loan loss provisions		-149		-94		59		-184
New financial assets originated or purchased	195,775	204					195,775	204
Financial assets that have been derecognised	-121,991	-72	-14,239	-215	-1,475	-266	-137,705	-553
Net drawdowns and repayments	-38,758		-2,525		-229		-41,511
Changes in models/risk parameters		8		10		84		102
Increase in loan loss provisions		-58		-204		714		452
Write-offs[3]	-3	-3			-787	-787	-790	-790
Disposals[3]			-38	-38	-283	-283	-321	-321
Recoveries of amounts previously written off						71		71
Foreign exchange and other movements		-12		-15		258		231
Closing balance	937,633	517	75,454	1,435	11,956	3,887	1,025,043	5,839
1Stage 3 Lifetime credit impaired provision includes €11 million on purchased or originated credit impaired.
2 The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €520 million of which €483 million related to IFRS 9 eligible financial assets, €-31 million related to non-credit replacement guarantees and €68 million to modification gains and losses on restructured financial assets.
3Table was updated for presentation purposes to disaggregate utilisation of the provision between write-offs and disposals. Comparatives have been updated accordingly.

Management adjustments

Management adjustments to ECL models (*)
in € million	30 June 2024	31 December 2023
Economic sector based adjustments	16	36
Inflation and Interest rate increases adjustments	233	351
Mortgage portfolio adjustments	128	126
Other post model adjustments	38	64
Total management adjustments	415	577

Sensitivity analysis for credit risk

Sensitivity analysis as at 30 June 2024 (*)
		2024	2025	2026	Un-weighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	1.0	3.2	3.1	171	20%	251
	Unemployment	3.8	3.4	3.3
	HPI	9.0	18.8	5.8
Baseline scenario	Real GDP	0.6	1.5	1.6	231	60%
	Unemployment	4.0	4.1	4.3
	HPI	6.2	5.3	3.7
Downside scenario	Real GDP	0.0	-1.2	-0.6	393	20%
	Unemployment	5.0	6.6	7.7
	HPI	2.6	-11.1	0.8
Germany Upside scenario	Real GDP	0.7	3.2	2.4	494	20%	543
	Unemployment	2.8	2.4	1.9
	HPI	0.7	6.4	7.9
Baseline scenario	Real GDP	0.2	1.1	1.3	533	60%
	Unemployment	3.1	3.0	2.9
	HPI	-0.4	3.0	4.5
Downside scenario	Real GDP	-0.5	-2.0	-0.6	626	20%
	Unemployment	3.8	5.0	5.5
	HPI	-1.8	-1.9	0.7
Belgium Upside scenario	Real GDP	1.5	2.8	2.4	549	20%	599
	Unemployment	5.0	4.8	4.7
	HPI	4.0	4.7	4.5
Baseline scenario	Real GDP	1.2	1.5	1.7	588	60%
	Unemployment	5.6	5.5	5.4
	HPI	3.5	3.9	4.0
Downside scenario	Real GDP	0.6	-0.8	0.6	683	20%
	Unemployment	6.4	7.4	7.7
	HPI	2.4	1.9	2.6
United States Upside scenario	Real GDP	2.7	3.2	3.5	50	20%	90
	Unemployment	3.8	2.9	2.3
	HPI	5.2	6.0	8.2
Baseline scenario	Real GDP	2.4	1.7	2.1	78	60%
	Unemployment	4.1	4.1	4.1
	HPI	5.0	2.8	2.6
Downside scenario	Real GDP	1.7	-1.4	-0.6	169	20%
	Unemployment	4.9	6.8	7.8
	HPI	3.8	-2.8	-3.9
1Excluding management adjustments.

Sensitivity analysis as at 31 December 2023 (*)
		2024	2025	2026	Un-weighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	1.3	3.3	2.8	214	20%	310
	Unemployment	3.7	3.3	3.3
	HPI	10.4	11.2	4.0
Baseline scenario	Real GDP	0.8	1.6	1.5	282	60%
	Unemployment	4.1	4.3	4.5
	HPI	0.9	3.0	3.9
Downside scenario	Real GDP	-1.7	-1.2	0.1	487	20%
	Unemployment	5.9	7.2	8.1
	HPI	-10.9	-7.4	3.7
Germany Upside scenario	Real GDP	1.4	3.1	1.6	472	20%	525
	Unemployment	2.6	2.0	1.7
	HPI	0.9	6.6	8.0
Baseline scenario	Real GDP	0.5	1.3	1.2	513	60%
	Unemployment	3.0	3.0	3.0
	HPI	-1.4	3.4	4.5
Downside scenario	Real GDP	-2.4	-1.4	0.3	615	20%
	Unemployment	4.5	5.2	5.5
	HPI	-6.0	-0.8	0.4
Belgium Upside scenario	Real GDP	1.5	2.7	2.3	568	20%	619
	Unemployment	5.3	5.0	4.9
	HPI	1.3	5.6	4.5
Baseline scenario	Real GDP	0.9	1.5	1.8	604	60%
	Unemployment	5.6	5.5	5.4
	HPI	0.4	5.2	3.9
Downside scenario	Real GDP	-1.3	-0.2	1.2	713	20%
	Unemployment	7.3	8.0	7.9
	HPI	-2.2	3.9	2.6
United States Upside scenario	Real GDP	1.8	3.2	3.4	102	20%	165
	Unemployment	4.1	3.3	3.1
	HPI	0.6	8.7	8.7
Baseline scenario	Real GDP	0.9	1.9	2.1	144	60%
	Unemployment	4.5	4.5	4.4
	HPI	-0.7	3.5	3.3
Downside scenario	Real GDP	-1.3	-1.4	-0.1	292	20%
	Unemployment	6.6	8.2	8.8
	HPI	-4.2	-2.7	-3.0
1 Excluding management adjustments.

Reconciliation of model ECL to total ECL

Reconciliation of model (reportable) ECL to total ECL (*)
in € million	30 June 2024	31 December 2023
Total model ECL	2,919	2,856
ECL from individually assessed impairments	2,783	2,406
ECL from management adjustments	415	577
Total ECL	6,117	5,839

Asset class category average threshold investment grade

Quantitative SICR thresholds (*)
	30 June 2024		31 December 2023
Average threshold ratio	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)
Asset class category
Mortgages	2.6	2.3	2.5	2.3
Consumer Lending	2.9	2.2	2.9	2.1
Business Lending	2.7	2.1	2.7	2.1
Governments and fin. institutions	3.0	1.8	3.0	1.9
Other Wholesale Banking	2.7	1.9	2.8	1.8